Segment and Revenue by Geography and By Major Customer	12 Months Ended
Dec. 31, 2024
Segment and Revenue by Geography and by Major Customer [Abstract]
SEGMENT AND REVENUE BY GEOGRAPHY AND BY MAJOR CUSTOMER

NOTE 18 - SEGMENT AND REVENUE BY GEOGRAPHY AND BY MAJOR CUSTOMER:

a.	The chief operating decision maker (the “CODM”) is the Company’s Chief Executive Officer, who makes resource allocation decisions and assesses performance based on financial information prepared on a consolidated basis, accompanied by disaggregated information about revenues, gross profit and operating loss by the two identified reportable segments. The Company’s business includes two operating segments based on the two markets the Company serves:

Cross Industry Business: The Company’s solutions for the non-automotive verticals, including audio-video, industrial, machine vision and medical markets, that deliver superior, plug-and-play convergence and distribution of different interfaces, through a single long-distance category cable.

This segment was previously called Audio-Video. In order to address new opportunities across verticals, the Company implemented organizational changes during 2024 within this segment and renamed it to Cross Industry Business Unit, encompassing verticals including Audio-Video, Industrial, Machine Vision, and Medical.

Automotive: Valens Automotive delivers safe & resilient high-speed in-vehicle connectivity for advanced car architectures, realizing the vision of connected and autonomous cars.

For the purpose of evaluating financial performance and allocating resources, the CODM reviews financial information presented on a consolidated basis accompanied by disaggregated information about revenues, gross profit and operating loss by the two identified reportable segments, to make decisions about resources to be allocated to the segments and assess their performance. Assets information is not provided to the CODM and is not reviewed. Revenues and cost of goods sold are directly associated with the activities of a specific segment. Direct operating expenses, including general and administrative expenses, associated with the activities of a specific segment are charged to that segment. General and administrative expenses which cannot be attributed directly, are allocated evenly between segments. Other operating expenses are allocated to segments based on headcount ratio.

The CODM monitors the gross profit of each segment to analyze fluctuations relative to prior periods (cost reductions, change in product mix etc.).

The CODM uses segment operating profit (loss) to evaluate income (loss) generated from segment assets in deciding whether to reinvest profits into the segment. Segment operating profit (loss) is used to monitor budget versus actual results, in order to assess the performance of the segment.

	Year ended December 31, 2024
	CIB (*)	Automotive	Consolidated
	U.S. dollars in thousands
Revenues	36,291	21,568	57,859
Cost of revenues	(10,536)	(13,046)	(23,582)
Gross profit	25,755	8,522	34,277
Research and development expenses	23,795	16,680	40,475
Sales and marketing expenses	8,936	9,366	18,302
General and administrative expenses	7,922	8,543	16,465
Change in earnout liability	377	-	377
Segment operating loss	(15,275)	(26,067)	(41,342)
Change in fair value of Forfeiture Shares			37
Financial income, net			4,795
Loss before taxes on income			(36,510)

Depreciation and Amortization expenses	1,619	927	2,546
Stock-based compensation	6,927	8,191	15,118

(*)	Previously named Audio-Video

	Year ended December 31, 2023
	CIB (*)	Automotive	Consolidated
	U.S. dollars in thousands
Revenues	57,411	26,750	84,161
Cost of revenues	(13,149)	(18,420)	(31,569)
Gross profit	44,262	8,330	52,592
Research and development expenses	25,620	22,551	48,171
Sales and marketing expenses	7,410	9,904	17,314
General and administrative expenses	7,062	6,962	14,024
Segment operating profit (loss)	4,170	(31,087)	(26,917)
Change in fair value of Forfeiture Shares			1,713
Financial income, net			5,637
Loss before taxes on income			(19,567)

Depreciation expenses	816	816	1,632
Stock-based compensation	6,928	8,098	15,026

(*)	Previously named Audio-Video
	Year ended December 31, 2022
	CIB (*)	Automotive	Consolidated
	U.S. dollars in thousands
Revenues	74,540	16,175	90,715
Cost of revenues	(16,115)	(11,210)	(27,325)
Gross profit	58,425	4,965	63,390
Research and development expenses	20,901	37,306	58,207
Sales and marketing expenses	7,290	9,669	16,959
General and administrative expenses	8,259	8,334	16,593
Segment operating profit (loss)	21,975	(50,344)	(28,369)
Change in fair value of Forfeiture Shares			2,907
Financial income, net			(1,770)
Loss before taxes on income			(27,232)

Depreciation expenses	641	736	1,377
Stock-based compensation	5,151	6,938	12,089

(*)	Previously named Audio-Video

b.	Geographic Revenues

The following table shows revenue by geography, based on the customers’ “bill to” location:

	Year Ended December 31
	2024	2023	2022
	U.S. dollars in thousands
Israel	696	3,086	2,803
China	9,328	9,578	9,609
Hong Kong	5,630	7,211	15,157
Portugal	7,768	1,386	299
United States	7,723	7,330	17,494
Japan	5,130	7,445	9,238
Germany	2,423	8,347	6,724
Hungary	12,634	21,126	11,205
Other	6,527	18,652	18,186
	57,859	84,161	90,715

c.	Supplemental data - Major Customers:

The following table summarizes the significant customers’ (including distributors) accounts receivable and revenues as a percentage of total accounts receivable and total revenues, respectively:

	December 31
Accounts Receivable	2024	2023
	% of Account Receivable
Customer A	18%	0%
Customer B	16%	10%
Customer C	14%	19%
Customer D	14%	3%
Customer E	3%	11%
Customer F	0%	11%
	Year Ended December 31
	2024	2023	2022
	% of Revenues
Revenues
Customer B	10%	8%	7%
Customer C	15%	17%	7%
Customer D	13%	2%	0%
Customer E	6%	11%	12%
Customer F	5%	5%	10%
Customer G	9%	8%	10%

d.	Long-lived assets by Geography:

	December 31
	2024	2023	2022
	U.S. dollars in thousands
Domestic (Israel)	9,482	4,419	5,827
China	314	176	225
USA	931	139	217
Other	286	422	345
	11,013	5,156	6,614